Consolidated Statements of Shareholders’ Deficit - USD ($)	Preferred stock	Common stock	Additional Paid-in- Capital	Subscription Payable	Accumulated Other Comprehensive loss	Accumulated Deficit	Mezzanine Equity	Total
Balance at Dec. 31, 2019	$ 4,067	$ 486	$ 62,711,339		$ (134)	$ (107,281,659)	$ 2,204,025	$ (44,565,901)
Balance (in Shares) at Dec. 31, 2019	40,640,649	4,854,993
Rounding	$ (3)	$ (1)	(1)					(5)
Common stock issuance for conversion of debt and accrued interest		$ 1,928	390,922					392,850
Common stock issuance for conversion of debt and accrued interest (in Shares)		19,276,917
Common stock issued at fair value for services		$ 774	414,262					415,036
Common stock issued at fair value for services (in Shares)		7,750,037
Common stock issued for conversion of Series D-1 Preferred stock	$ (600)	$ 30	24,348					23,778
Common stock issued for conversion of Series D-1 Preferred stock (in Shares)	(6,000,000)	295,141
Common stock issued for conversion of Series E Preferred stock	$ (60)	$ 3	57
Common stock issued for conversion of Series E Preferred stock (in Shares)	(602,436)	30,124
Common stock issued for conversion of Series J Preferred stock		$ 231	75,969				(76,200)	76,200
Common stock issued for conversion of Series J Preferred stock (in Shares)		2,313,689
Common stock issued for conversion of Series L Preferred stock		$ 1,849	446,276				(448,125)	448,125
Common stock issued for conversion of Series L Preferred stock (in Shares)		18,486,913
Common stock issued for conversion of Series M Preferred stock		$ 14	7,986				(8,000)	8,000
Common stock issued for conversion of Series M Preferred stock (in Shares)		137,052
Common stock issued for conversion of Series O Preferred stock		$ 69	(69)				1,670,000
Common stock issued for conversion of Series O Preferred stock (in Shares)		688,205
Common stock issued for conversion of Series P Preferred stock		$ 808	141,442				(142,250)	142,250
Common stock issued for conversion of Series P Preferred stock (in Shares)		8,079,477
Exchange of Series F Preferred stock to Series Q Preferred stock		$ 314	52,686				(53,000)	53,000
Exchange of Series F Preferred stock to Series Q Preferred stock (in Shares)		3,140,140
Issuance of Series M Preferred stock through a private placement							213,300
Issuance of Series K Preferred stock with issuance of Series L through a private placement							580,000
Issuance of Series P Preferred stock with issuance of Series O through a private placement							417,500
Issuance of Series R Preferred stock through a private placement							490,000
Exchange of Series F Preferred stock for Series Q Preferred stock							1,278,000
Exchange of Series F Preferred stock for Series O/P							206,159
Subscription payable-common stock				100,000				100,000
Comprehensive gain					2			2
Net Income / loss						13,261,365		13,261,365
Balance at Dec. 31, 2020	$ 3,404	$ 6,505	64,265,217	100,000	(132)	(94,020,294)	6,331,409	(29,645,300)
Balance (in Shares) at Dec. 31, 2020	34,038,213	65,052,688
Rounding		$ (1)	(1)					(3)
Common stock issuance for conversion of debt and accrued interest		$ 1,393	132,312					133,705
Common stock issuance for conversion of debt and accrued interest (in Shares)		13,927,622
Common stock issued for Series O Preferred stock dividends		$ 50	(50)
Common stock issued for Series O Preferred stock dividends (in Shares)		495,366
Common stock issued for conversion of Series Q Preferred stock		$ 1,067	418,933				(420,000)	420,000
Common stock issued for conversion of Series Q Preferred stock (in Shares)		10,668,656
Common stock issued for conversion of Series R Preferred stock		$ 3,352	1,081,548				(1,084,900)	1,084,900
Common stock issued for conversion of Series R Preferred stock (in Shares)		33,520,261
Common stock issued for conversion of Series S Preferred stock		$ 550	194,450				(195,000)	195,000
Common stock issued for conversion of Series S Preferred stock (in Shares)		5,495,406
Common stock issued in conjunction with the sale of Series X Preferred stock		$ 180	(180)
Common stock issued in conjunction with the sale of Series X Preferred stock (in Shares)		1,798,562
Common stock issued for conversion of Series U Preferred stock		$ 873	329,127				(330,000)	330,000
Common stock issued for conversion of Series U Preferred stock (in Shares)		8,729,034
Common stock issued for conversion of Series W Preferred stock		$ 702	244,798				(245,500)	245,500
Common stock issued for conversion of Series W Preferred stock (in Shares)		7,020,764
Common stock issued for make good shares for Series P Preferred Stock		$ 63	(63)
Common stock issued for make good shares for Series P Preferred Stock (in Shares)		633,282
Issuance of Series T Preferred stock in exchange for property							630,000
Issuance of Series X Preferred stock through a private placement							250,000
Exchange of Series G Preferred Stock for Series R Preferred stock							15,000
Exchange of Series G Preferred Stock for Series S Preferred stock							365,000
Exchange of Series I Preferred Stock for Series R Preferred stock							317,400
Exchange of Series I Preferred Stock for Series W Preferred stock							245,000
Exchange of Series K Preferred Stock for Series R Preferred stock							1,821,767
Exchange of Series K Preferred Stock for Series W Preferred stock							758,000
Exchange of Series M Preferred Stock for Series R Preferred stock							40,000
Loss on issuance of Preferred stock			125,000					125,000
Loss on conversion of Preferred Stock			1,140,666					1,140,666
Adjustment to Series L Preferred stock			(500)				500	(500)
Issuance of common stock warrants deemed dividends			2,037,849			(2,037,849)
Stock based compensation			62,480					62,480
Common stock issued at fair value for services		$ 2,466	1,927,258					1,929,724
Common stock issued at fair value for services (in Shares)		24,656,117
Common stock issued for conversion of Series D-1 Preferred stock	$ (100)	$ 7	5,547					5,454
Common stock issued for conversion of Series D-1 Preferred stock (in Shares)	(1,000,000)	68,571
Common stock issued for conversion of Series J Preferred stock		$ 120	47,380				(47,500)	47,500
Common stock issued for conversion of Series J Preferred stock (in Shares)		1,203,924
Common stock issued for conversion of Series L Preferred stock		$ 1,527	471,232				(472,759)	472,759
Common stock issued for conversion of Series L Preferred stock (in Shares)		15,265,754
Common stock issued for conversion of Series O Preferred stock		$ 2,736	1,057,264				(1,060,000)	1,060,000
Common stock issued for conversion of Series O Preferred stock (in Shares)		27,357,198
Common stock issued for conversion of Series P Preferred stock		$ 909	279,341				(280,250)	280,250
Common stock issued for conversion of Series P Preferred stock (in Shares)		9,086,985
Issuance of Series M Preferred stock through a private placement							29,425
Issuance of Series R Preferred stock through a private placement							2,480,750
Issuance of Series U Preferred stock in exchange for property							965,000
Exchange of Series F Preferred stock for Series Q Preferred stock							15,000
Warrants purchased for cash		$ 100	49,900					50,000
Warrants purchased for cash (in Shares)		1,000,000
Net Income / loss						(10,363,963)		(10,363,963)
Balance at Sep. 30, 2021	$ 3,304	$ 22,598	73,869,508	100,000	(132)	(106,422,106)	10,128,342	(32,426,829)
Balance (in Shares) at Sep. 30, 2021	33,038,213	225,980,190
Balance at Dec. 31, 2020	$ 3,404	$ 6,505	64,265,217	100,000	(132)	(94,020,294)	6,331,409	(29,645,300)
Balance (in Shares) at Dec. 31, 2020	34,038,213	65,052,688
Common stock issuance for conversion of debt and accrued interest		$ 1,393	132,312					133,705
Common stock issuance for conversion of debt and accrued interest (in Shares)		13,927,622
Common stock issued for Series O Preferred stock dividends		$ 79	(79)
Common stock issued for Series O Preferred stock dividends (in Shares)		790,089
Common stock issued for conversion of Series Q Preferred stock		$ 1,506	523,494				(525,000)	525,000
Common stock issued for conversion of Series Q Preferred stock (in Shares)		15,064,168
Common stock issued for conversion of Series R Preferred stock		$ 7,911	1,924,739				(1,932,650)	1,932,650
Common stock issued for conversion of Series R Preferred stock (in Shares)		79,112,450
Common stock issued for conversion of Series S Preferred stock		$ 550	194,450				(195,000)	195,000
Common stock issued for conversion of Series S Preferred stock (in Shares)		5,495,406
Common stock issued in conjunction with the sale of Series X Preferred stock		$ 180	(180)
Common stock issued in conjunction with the sale of Series X Preferred stock (in Shares)		1,798,562
Common stock issued for conversion of Series U Preferred stock		$ 1,617	493,383				(495,000)	495,000
Common stock issued for conversion of Series U Preferred stock (in Shares)		16,169,815
Common stock issued for conversion of Series W Preferred stock		$ 754	257,746				(258,500)	258,500
Common stock issued for conversion of Series W Preferred stock (in Shares)		7,538,432
Common stock issued for make good shares for Series P Preferred Stock		$ 63	(63)
Common stock issued for make good shares for Series P Preferred Stock (in Shares)		633,282
Issuance of commons stock for the exercise of Series R warrants purchased for cash		$ 100	49,900					50,000
Issuance of commons stock for the exercise of Series R warrants purchased for cash (in Shares)		1,000,000
Issuance of Series T Preferred stock in exchange for property							630,000
Issuance of Series U Preferred stock through a private placement							1,960,000
Issuance of Series Y Preferred stock through a private placement							470,000
Issuance of Series X Preferred stock through a private placement							250,000
Exchange of Series G Preferred Stock for Series R Preferred stock							15,000
Exchange of Series G Preferred Stock for Series S Preferred stock							365,000
Exchange of Series I Preferred Stock for Series R Preferred stock							317,400
Exchange of Series I Preferred Stock for Series W Preferred stock							245,000
Exchange of Series K Preferred Stock for Series R Preferred stock							1,821,765
Exchange of Series K Preferred Stock for Series W Preferred stock							758,000
Exchange of Series M Preferred Stock for Series R Preferred stock							40,000
Loss on issuance of Preferred stock			125,000					125,000
Loss on conversion of Preferred Stock			1,239,250					1,239,250
Adjustment to Series L Preferred stock			(500)				500	(500)
Issuance of common stock warrants deemed dividends			2,037,849			(2,037,849)
Adjustment to Series M Preferred stock			750				(750)	750
Stock based compensation			112,403					112,403
Common stock issued at fair value for services		$ 3,348	2,226,347					2,229,695
Common stock issued at fair value for services (in Shares)		33,476,294
Common stock issued for conversion of Series D-1 Preferred stock	$ (100)	$ 7	5,547					5,454
Common stock issued for conversion of Series D-1 Preferred stock (in Shares)	(1,000,000)	68,571
Common stock issued for conversion of Series J Preferred stock		$ 170	57,330				(57,500)	57,500
Common stock issued for conversion of Series J Preferred stock (in Shares)		1,705,023
Common stock issued for conversion of Series L Preferred stock		$ 1,862	520,895				(522,757)	522,757
Common stock issued for conversion of Series L Preferred stock (in Shares)		18,624,403
Common stock issued for conversion of Series O Preferred stock		$ 3,687	1,256,313				(1,260,000)	1,260,000
Common stock issued for conversion of Series O Preferred stock (in Shares)		36,868,798
Common stock issued for conversion of Series P Preferred stock		$ 956	298,044				(299,000)	299,000
Common stock issued for conversion of Series P Preferred stock (in Shares)		9,558,329
Issuance of Series M Preferred stock through a private placement							29,425
Issuance of Series R Preferred stock through a private placement							2,480,750
Exchange of Series F Preferred stock for Series Q Preferred stock							15,000
Net Income / loss						(2,117,781)		(2,117,781)
Balance at Dec. 31, 2021	$ 3,304	$ 30,688	75,720,147	100,000	(132)	(98,175,924)	10,183,092	(22,321,917)
Balance (in Shares) at Dec. 31, 2021	33,038,213	306,883,932
Rounding						(1)	5	(1)
Common stock issuance for conversion of debt and accrued interest		$ 3,990	266,556					270,546
Common stock issuance for conversion of debt and accrued interest (in Shares)		39,900,514
Common stock issued for Series O Preferred stock dividends		$ 92	(92)
Common stock issued for Series O Preferred stock dividends (in Shares)		917,821
Common stock issued for conversion of Series Q Preferred stock		$ 1,264	98,736				(100,000)	100,000
Common stock issued for conversion of Series Q Preferred stock (in Shares)		12,642,226
Common stock issued for conversion of Series R Preferred stock		$ 4,449	599,818				(604,267)	604,267
Common stock issued for conversion of Series R Preferred stock (in Shares)		44,494,096
Common stock issued for conversion of Series U Preferred stock		$ 3,063	578,437				(581,500)	581,500
Common stock issued for conversion of Series U Preferred stock (in Shares)		30,629,247
Common stock issued for conversion of Series W Preferred stock		$ 2,149	242,851				(245,000)	245,000
Common stock issued for conversion of Series W Preferred stock (in Shares)		21,489,284
Common stock issued for make good shares for Series P Preferred Stock		$ 52	(52)
Common stock issued for make good shares for Series P Preferred Stock (in Shares)		518,232
Issuance of Series Y Preferred stock through a private placement							4,339,277
Exchange of Series I Preferred Stock for Series W Preferred stock							210,000
Exchange of Series K Preferred Stock for Series W Preferred stock							85,000
Loss on conversion of Preferred Stock			434,380					434,380
Common stock issued at fair value for services		$ 4,105	1,050,844					1,054,949
Common stock issued at fair value for services (in Shares)		41,046,848
Common stock issued for conversion of Series E Preferred stock	$ (154)	$ 7	147
Common stock issued for conversion of Series E Preferred stock (in Shares)	(1,537,213)	76,865
Common stock issued for conversion of Series J Preferred stock		$ 51	4,949				(5,000)	5,000
Common stock issued for conversion of Series J Preferred stock (in Shares)		512,737
Common stock issued for conversion of Series L Preferred stock		$ 2,515	281,565				(284,080)	284,080
Common stock issued for conversion of Series L Preferred stock (in Shares)		25,145,849
Common stock issued for conversion of Series O Preferred stock		$ 126	24,874				(25,000)	25,000
Common stock issued for conversion of Series O Preferred stock (in Shares)		1,258,812
Common stock issued for conversion of Series P Preferred stock		$ 353	27,147				(27,500)	27,500
Common stock issued for conversion of Series P Preferred stock (in Shares)		3,527,317
Common stock issued for conversion of Series T Preferred stock		$ 8,311	603,689				(612,000)	612,000
Common stock issued for conversion of Series T Preferred stock (in Shares)		83,105,450
Common stock issued for conversion of Series Y Preferred stock		$ 10,824	1,489,176				(1,500,000)	1,500,000
Common stock issued for conversion of Series Y Preferred stock (in Shares)		108,238,078
Common stock issued for make good shares for Series R Preferred Stock		$ 104	(104)
Common stock issued for make good shares for Series R Preferred Stock (in Shares)		1,041,662
Common stock issued for conversion settlement		$ 17,909	(17,909)
Common stock issued for conversion settlement (in Shares)		179,090,390
Common stock returned for non conversion		$ (41)	(10,459)					(10,500)
Common stock returned for non conversion (in Shares)		(409,518)
Issuance of Series Z Preferred stock through a private placement							250,000
Exchange of Series F Preferred stock for Series Q Preferred stock							200,000
Exchange of Series V Preferred Stock for Series Y Preferred stock
Net Income / loss						(33,894,246)		(33,894,246)
Balance at Sep. 30, 2022	$ 3,150	$ 90,011	$ 81,394,700	$ 100,000	$ (132)	$ (132,070,171)	$ 11,283,027	$ (50,482,442)
Balance (in Shares) at Sep. 30, 2022	31,501,000	900,109,842